Employee benefit obligations - Schedule of Employee Benefit Expense (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Current service cost	SFr (8.6)	SFr (5.3)	SFr (3.8)
Past service cost	0.3	0.0	0.0
Employee benefit expenses	SFr (8.3)	SFr (5.3)	SFr (3.8)